Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
Consolidated Statements of Operations
Income allocated to preferred stockholders	$ 152	$ 4,279
Accrued dividends attributable to preferred stockholders	14,006	5,088
Preferred Stock
Consolidated Statements of Operations
Income allocated to preferred stockholders	152	4,279
Accrued dividends attributable to preferred stockholders	$ 14,006	$ 5,088